Loans - Composition of Loan Portfolio By Class of Loan (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance		$ 95,358	$ 109,305
Impaired Financing Receivable, Recorded Investment		70,426	80,664	$ 73,712
Impaired Financing Receivable, Related Allowance		548	4,191
Loan Balance		5,271,857	5,068,085
Accrued Interest Receivable		14,973	14,239
Recorded Investment		5,286,830	5,082,324
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Recorded Investment		20,624	30,595	19,106
Loan Balance	[1]	994,619	955,727
Accrued Interest Receivable	[1]	3,558	3,437
Recorded Investment	[1]	998,177	959,164
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Recorded Investment		24,474	18,025	21,989
Loan Balance	[1]	1,155,703	1,113,603
Accrued Interest Receivable	[1]	4,161	4,009
Recorded Investment	[1]	1,159,864	1,117,612
Construction real estate
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		188,945	173,345
Recorded Investment		189,466	173,762
SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	[1]	0	2,044
Accrued Interest Receivable	[1]	0	0
Recorded Investment	[1]	0	2,044
Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Recorded Investment		2,226	4,676	5,609
Loan Balance		135,343	128,046
Accrued Interest Receivable		398	321
Recorded Investment		135,741	128,367
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		48,699	36,722
Accrued Interest Receivable		106	75
Recorded Investment		48,805	36,797
Installment
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		4,903	6,533
Accrued Interest Receivable		17	21
Recorded Investment		4,920	6,554
Commercial
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Recorded Investment		23,102	25,324	$ 24,930
Loan Balance		406,687	410,571
Accrued Interest Receivable		940	1,014
Recorded Investment		407,627	411,585
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		1,169,495	1,210,819
Accrued Interest Receivable		1,459	1,469
Recorded Investment		1,170,954	1,212,288
HELOC
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		212,441	211,415
Accrued Interest Receivable		853	769
Recorded Investment		213,294	212,184
Installment
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		19,874	22,638
Accrued Interest Receivable		67	78
Recorded Investment		19,941	22,716
Consumer
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		1,120,850	967,111
Accrued Interest Receivable		3,385	3,032
Recorded Investment		1,124,235	970,143
Leases
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		3,243	2,856
Accrued Interest Receivable		29	14
Recorded Investment		3,272	2,870
Financing Receivable With No Related Allowance Recorded [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance		41,075	32,583
Impaired Financing Receivable, Recorded Investment		19,965	18,763
Financing Receivable With No Related Allowance Recorded [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance		23,961	15,138
Impaired Financing Receivable, Recorded Investment		23,474	14,916
Financing Receivable With No Related Allowance Recorded [Member] | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance			10,834
Impaired Financing Receivable, Recorded Investment			2,044
Financing Receivable With No Related Allowance Recorded [Member] | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance		3,662	2,506
Impaired Financing Receivable, Recorded Investment		2,226	1,531
Financing Receivable With No Related Allowance Recorded [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance		24,409	23,798
Impaired Financing Receivable, Recorded Investment		22,687	23,480
Financing Receivable With Related Allowance Recorded [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance		810	16,155
Impaired Financing Receivable, Recorded Investment		659	11,832
Impaired Financing Receivable, Related Allowance		152	1,904
Financing Receivable With Related Allowance Recorded [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance		1,014	3,195
Impaired Financing Receivable, Recorded Investment		1,000	3,109
Impaired Financing Receivable, Related Allowance		309	381
Financing Receivable With Related Allowance Recorded [Member] | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance			3,145
Impaired Financing Receivable, Recorded Investment			3,145
Impaired Financing Receivable, Related Allowance			1,356
Financing Receivable With Related Allowance Recorded [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance		427	1,951
Impaired Financing Receivable, Recorded Investment		415	1,844
Impaired Financing Receivable, Related Allowance		$ 87	$ 550

[1]	Included within commercial, financial and agricultural loans and commercial real estate loans is an immaterial amount of consumer loans that were not broken out by class.